UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Cash Flows provided by / (used in) Operating Activities:
Net income / (loss), net of taxes	$ (17,008,587)		$ 45,185,357
Adjustments to reconcile net income / (loss) to net cash provided by Operating Activities:
Depreciation and amortization	6,653,155		7,387,855
Amortization and write-off of deferred finance charges	108,215		451,227
Amortization of fair value of acquired time charters	119,733		265,173
Straight line amortization of hire	125,507		(176,850)
Net (gain) / loss on sale of vessels	2,001,646		(19,307,595)
Loss on vessels held for sale	5,554,777		0
Provision for doubtful accounts	15,459		0
Share-based compensation	115,044		0
Non-cash compensation (transfer of shares)	272,780		0
Net gain on dispositions of assets	(410,099)		0
Unrealized gain from equity method investments	(441,493)		0
Unrealized losses from equity method investments measured at fair value	24,814,649		0
Dividend income from equity method investments measured at fair value (related party)	(10,610,587)		0
Unrealized foreign exchange loss from equity method investments	1,084,348	[1]	0
Unrealized gain on equity securities	(7,511,809)		(11,237,677)
Realized (gain) / loss on sale of equity securities	2,029,190		(3,618,022)
Non-cash effects from translation to reporting currency	28,458		0
Gain from a claim	0		(1,411,356)
Changes in operating assets and liabilities:
Accounts receivable trade, net	(1,221,358)		1,937,752
Inventories	784,160		615,101
Due from/to related parties	656,457		5,633,489
Prepaid expenses and other assets	(308,770)		1,110,733
Accounts payable	(172,965)		(1,291,988)
Accrued liabilities	(8,601,118)		(658,389)
Income tax receivable / payable	(4,596,126)		0
Derivative assets and liabilities, net	(1,084,289)		0
Deferred revenue	227,194		(1,036,689)
Dry-dock costs paid	(2,397,313)		0
Dividends received from equity method investments measured at fair value	5,797,456		0
Net Cash provided by / (used in) Operating Activities	(3,976,286)		23,848,121
Cash flow provided by Investing Activities:
Other vessel improvements	(260,169)		(26,494)
Purchase of equity securities	(11,012,514)		(18,114,116)
Acquisitions of property and equipment, net	(112,563)		0
Proceeds from sale of equity securities	31,668,114		46,088,578
Net proceeds from sale of vessels	61,939,798		107,876,357
Proceeds from a claim	0		1,411,356
Payments for acquisition of equity method investments	(24,119,428)		0
Return of invested capital from equity method investments	4,137,792
Net proceeds from dispositions of long term assets	357,048		0
Net cash provided by Investing Activities	62,598,078		137,235,681
Cash flows provided by / (used in) Financing Activities:
Repurchase of warrants	0		(1,058,481)
Dividends paid on Series D Preferred Shares	(2,097,222)		(1,250,000)
Proceeds from long-term debt	1,577,002		0
Repayment of long-term debt (including related party)	(101,057,645)		(43,383,257)
Payment of deferred financing costs	(110,000)		0
Cash dividends paid to noncontrolling interests	(2,848,198)		0
Net cash used in Financing Activities	(104,536,063)		(45,691,738)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,206,933		0
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(42,707,338)		115,392,064
Cash, cash equivalents and restricted cash at the beginning of the period	88,616,996		120,901,147
Cash, cash equivalents and restricted cash at the end of the period	45,909,658		236,293,211
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	44,761,426		230,137,481
Restricted cash, current	0		1,790,730
Restricted cash, non-current	0		4,365,000
Cash and cash equivalents included in assets held for sale	1,148,232		0
Cash, cash equivalents and restricted cash at the end of the period	$ 45,909,658		$ 236,293,211

[1]	The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the unaudited interim condensed consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.